Schedule of cryptocurrencies holdings (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Crypto Asset, Holding [Line Items]
Current assets	$ 348	¥ 2,357	¥ 6,035
Non-current assets	$ 14,570	98,859	187,607
USDT [Member]
Crypto Asset, Holding [Line Items]
Current assets		2,357	6,035
Ethereumand Staked Ethereum [Member]
Crypto Asset, Holding [Line Items]
Non-current assets		98,090	186,631
Bitcoin [Member]
Crypto Asset, Holding [Line Items]
Non-current assets		686	886
Other Cryptocurrencies [Member]
Crypto Asset, Holding [Line Items]
Non-current assets		¥ 83	¥ 90